UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

March 31, 2018

Loomis Sayles Core Plus Bond Fund

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols
Peter W. Palfrey, CFA®	Class A	NEFRX
Richard G. Raczkowski	Class C	NECRX
Loomis, Sayles & Company, L.P.	Class N	NERNX
	Class Y	NERYX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

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Average Annual Total Returns — March 31, 20183

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/30/94)
NAV	-0.07%	2.44%	2.57%	5.86%	—%	0.48%	0.48%

Class A (Inception 11/7/73)
NAV	-0.20	2.20	2.31	5.58	—	0.73	0.73
With 4.25% Maximum Sales Charge	-4.47	-2.15	1.43	5.12	—

Class C (Inception 12/30/94)
NAV	-0.58	1.43	1.55	4.80	—	1.48	1.48
With CDSC[1]	-1.56	0.43	1.55	4.80

Class N (Inception 2/1/13)
NAV	0.05	2.61	2.66	—	2.69	0.39	0.39

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[2]	-1.08	1.20	1.82	3.63	1.90

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 1/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2017 through March 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2017	ENDING ACCOUNT VALUE 3/31/2018	EXPENSES PAID DURING PERIOD* 10/1/2017 – 3/31/2018
Class A
Actual	$1,000.00	$998.00	$3.64
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.68
Class C
Actual	$1,000.00	$994.20	$7.36
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.44
Class N
Actual	$1,000.00	$1,000.50	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97
Class Y
Actual	$1,000.00	$999.30	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	$2.42

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio: 0.73%, 1.48%, 0.39% and 0.48% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 90.4% of Net Assets
	ABS Car Loan — 2.5%
$2,311,249	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.180%, 6/08/2020	$2,307,956
18,519	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	18,516
4,262,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/08/2020	4,261,252
2,438,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	2,437,420
16,421,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	16,417,540
7,135,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/08/2021	7,113,538
4,495,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	4,503,118
485,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870%, 8/18/2021	480,952
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,533,767
3,900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/2020, 144A	3,904,559
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	1,978,315
11,955,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	11,889,256
15,005,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	14,720,801
10,350,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	10,247,569
916,433	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	915,794
14,384,000	CPS Auto Receivables Trust, Series 2015-C, Class C, 3.420%, 8/16/2021, 144A	14,424,704
7,515,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	7,496,980
8,230,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	8,160,681
3,600,000	Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 2.560%, 10/15/2025, 144A	3,580,822
7,435,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class B, 3.210%, 8/17/2026, 144A	7,337,508
349,109	Drive Auto Receivables Trust, Series 2016-BA, Class B, 2.560%, 6/15/2020, 144A	349,142
7,260,000	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	7,278,427
3,185,000	Drive Auto Receivables Trust, Series 2017-1, Class B, 2.360%, 3/15/2021	3,176,203

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$2,595,000	Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.510%, 1/15/2021, 144A	$2,593,529
3,625,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	3,626,175
1,294,302	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.200%, 5/15/2020, 144A	1,292,754
590,887	DT Auto Owner Trust, Series 2017-1A, Class A, 1.560%, 6/15/2020, 144A	590,356
1,272,484	DT Auto Owner Trust, Series 2017-2A, Class A, 1.720%, 5/15/2020, 144A	1,270,108
121,867	Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.350%, 7/15/2020, 144A	121,863
1,813,115	Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.960%, 3/15/2021, 144A	1,807,236
324,234	First Investors Auto Owner Trust, Series 2014-3A, Class A3, 1.670%, 11/16/2020, 144A	324,105
1,092,979	First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.690%, 4/15/2021, 144A	1,087,871
3,593,468	Flagship Credit Auto Trust, Series 2016-1, Class A, 2.770%, 12/15/2020, 144A	3,595,623
1,576,530	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.330%, 11/15/2019	1,576,330
132,046	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.130%, 8/17/2020	132,030
926,732	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/2020	926,672
3,140,930	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	3,139,833
4,440,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	4,414,507

		161,033,812

	ABS Credit Card — 0.4%
463,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	464,909
11,115,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	10,791,751
12,265,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	12,060,958

		23,317,618

	ABS Home Equity — 1.7%
4,802,360	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	4,884,628
2,549,206	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	2,514,672
13,492,481	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	13,593,754
6,845,409	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	6,953,924

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$2,886,926	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	$2,932,797
3,184,584	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	3,263,791
14,572,800	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	14,493,111
84,505	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	85,166
4,300,227	Mill City Mortgage Trust, Series 2015-2, Class A1, 3.000%, 9/25/2057, 144A(a)	4,293,355
4,107,718	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	4,049,333
3,748,588	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	3,800,260
4,880,030	Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047, 144A(a)	4,944,828
8,545,996	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	8,660,254
1,454,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.570%, 10/25/2053, 144A(a)	1,495,913
11,892,527	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	11,753,250
5,018,000	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	5,068,351
8,554,534	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	8,436,348
6,017,000	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	5,811,901
2,726,000	Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.500%, 4/25/2056, 144A(a)	2,727,532

		109,763,168

	ABS Other — 0.8%
15,453,307	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	15,486,751
13,980,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	14,109,741
14,840,642	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A	14,946,730
5,776,000	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	5,701,857

		50,245,079

	ABS Student Loan — 0.0%
471,352	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	470,533
1,490,148	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	1,476,361

		1,946,894

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Aerospace & Defense — 0.2%
$921,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	$912,941
12,842,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	13,171,012

		14,083,953

	Agency Commercial Mortgage-Backed Securities — 2.0%
15,165,000	Federal National Mortgage Association, Series 2015-M15, Class A2, 2.923%, 10/25/2025(a)	14,969,250
6,750,000	Federal National Mortgage Association, Series 2015-M17, Class A2, 2.938%, 11/25/2025(a)	6,685,043
10,975,000	Federal National Mortgage Association, Series 2016-M4, Class A2, 2.576%, 3/25/2026	10,535,290
7,591,000	Federal National Mortgage Association, Series 2017-M3, Class A2, 2.486%, 12/25/2026(a)	7,201,245
7,350,000	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A2, 3.002%, 1/25/2024	7,348,381
7,200,000	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class A2, 3.334%, 8/25/2025(a)	7,309,107
5,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class A2, 3.308%, 9/25/2025	5,655,939
8,680,450	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class A2, 3.151%, 11/25/2025	8,703,491
5,810,000	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2, 2.995%, 12/25/2025	5,760,734
13,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class A2, 2.570%, 7/25/2026	13,037,083
2,770,000	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026	2,661,561
6,195,000	FHLMC Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/2026(a)	6,260,774
6,995,000	FHLMC Multifamily Structured Pass Through Certificates, Series K062, Class A2, 3.413%, 12/25/2026	7,098,705
5,105,490	FHLMC Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/2027(a)	5,187,660
11,410,000	FHLMC Multifamily Structured Pass Through Certificates, Series K727, Class A2, 2.946%, 7/25/2024	11,350,576
7,760,000	FHLMC Multifamily Structured Pass Through Certificates, Series KPLB, Class A, 2.770%, 5/25/2025	7,535,596

		127,300,435

	Airlines — 0.1%
2,528,665	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	2,550,083
687,725	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	704,436

		3,254,519

	Automotive — 1.7%
4,742,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	4,716,039
12,010,000	Ford Motor Credit Co. LLC, 3.336%, 3/18/2021	11,938,828

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$7,612,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	$7,630,265
27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	29,291,008
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	17,512,368
15,446,000	General Motors Co., 5.000%, 4/01/2035	15,300,293
22,752,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	22,536,211

		108,925,012

	Banking — 7.3%
17,853,000	Ally Financial, Inc., 3.750%, 11/18/2019	17,954,227
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	16,140,394
34,130,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	34,191,434
6,608,000	Bank of America Corp., 2.650%, 4/01/2019	6,604,573
2,572,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023, 144A	2,522,765
51,682,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028, 144A	49,506,045
5,715,000	Bank of America Corp., GMTN, 2.625%, 4/19/2021	5,629,530
4,199,000	Bank of America Corp., MTN,6.875%, 4/25/2018	4,209,883
45,518,000	Barclays PLC, 2.875%, 6/08/2020	45,075,110
7,058,000	Barclays PLC, 3.200%, 8/10/2021	6,973,777
25,327,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	25,272,547
15,481,000	Citigroup, Inc., 2.500%, 9/26/2018	15,476,371
5,780,000	Citigroup, Inc., 2.650%, 10/26/2020	5,710,958
27,055,000	Citigroup, Inc., 4.050%, 7/30/2022	27,493,694
5,780,000	Goldman Sachs Group, Inc. (The), 2.600%, 4/23/2020	5,726,264
9,636,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	9,669,274
14,867,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	16,086,922
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	16,846,488
3,205,000	JPMorgan Chase & Co., 2.550%, 3/01/2021	3,153,534
8,819,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	8,735,483
1,785,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	1,836,812
10,223,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	10,588,667
23,597,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	24,550,248
3,235,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	3,184,372
3,955,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	3,931,270
23,780,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	22,160,542
7,690,000	Morgan Stanley, 2.800%, 6/16/2020	7,638,260
19,598,000	Morgan Stanley, 5.750%, 1/25/2021	20,886,043
3,381,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,364,497
12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	13,404,118
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	21,959,527
4,977,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	4,977,000
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	10,051,794

		471,512,423

	Building Materials — 0.1%
8,563,000	Owens Corning, 4.200%, 12/01/2024	8,738,348

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — 0.2%
$924,000	Time Warner Cable LLC, 5.500%, 9/01/2041	$918,021
2,648,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,765,658
8,447,000	Time Warner Cable LLC, 6.550%, 5/01/2037	9,496,979
2,013,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,291,706

		15,472,364

	Chemicals — 1.2%
26,749,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	31,137,174
3,680,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	3,759,856
3,566,000	Methanex Corp., 3.250%, 12/15/2019	3,548,978
14,107,000	Methanex Corp., 5.250%, 3/01/2022	14,596,990
7,727,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	7,601,436
11,165,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	12,532,713
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,407,315
3,558,000	RPM International, Inc., 6.125%, 10/15/2019	3,722,017

		81,306,479

	Collateralized Mortgage Obligations — 1.8%
30,337,243	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042	29,752,569
3,273,854	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	3,213,259
5,000,000	Federal Home Loan Mortgage Corp., Series 3654, Class DC, 5.000%, 4/15/2030	5,443,543
592,049	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 1.905%, 10/20/2060(b)	590,540
468,417	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 1.925%, 10/20/2060(b)	467,447
405,334	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.025%, 2/20/2061(b)	405,701
4,543,137	Government National Mortgage Association, Series 2012-H12, Class FA, 1-month LIBOR + 0.550%, 2.125%, 4/20/2062(b)	4,558,053
599,731	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.095%, 8/20/2062(b)	601,729
4,885,404	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 1.975%, 10/20/2062(b)	4,882,743
2,596,942	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	2,555,602
4,167,245	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	4,106,487
6,001,502	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	5,907,860
14,635,652	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	14,557,426
21,983,493	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	21,753,034
20,353,475	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	19,564,413

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,056,975	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 1.855%, 5/20/2063(b)	$2,057,291

		120,417,697

	Construction Machinery — 0.1%
8,705,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	8,813,813

	Consumer Cyclical Services — 0.5%
26,745,000	Amazon.com, Inc., 4.250%, 8/22/2057, 144A	26,675,061
3,010,000	IHS Markit Ltd., 4.000%, 3/01/2026, 144A	2,889,600

		29,564,661

	Consumer Products — 0.1%
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,674,644

	Diversified Manufacturing — 0.6%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,442,532
32,127,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	35,500,335

		36,942,867

	Electric — 0.6%
3,315,000	Enel Americas S.A., 4.000%, 10/25/2026	3,228,611
3,364,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,410,468
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	17,625,486
8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,484,387
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,565,411

		37,314,363

	Finance Companies — 2.1%
16,922,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.750%, 5/15/2019	17,027,920
18,154,000	International Lease Finance Corp., 5.875%, 4/01/2019	18,649,431
3,910,000	International Lease Finance Corp., 5.875%, 8/15/2022	4,196,200
16,190,000	International Lease Finance Corp., 6.250%, 5/15/2019	16,745,690
15,445,000	iStar, Inc., 6.500%, 7/01/2021	15,773,206
14,547,000	Navient LLC, MTN, 8.000%, 3/25/2020	15,456,187
13,509,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	13,475,227
35,903,000	Springleaf Finance Corp., 5.250%, 12/15/2019	36,621,060

		137,944,921

	Financial Other — 0.2%
15,649,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	15,048,078

	Food & Beverage — 0.1%
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,612,150
1,230,000	Sigma Alimentos S.A. de CV, 6.875%, 12/16/2019, 144A	1,305,338

		4,917,488

	Government Owned – No Guarantee — 3.0%
10,460,000	Abu Dhabi Crude Oil Pipeline LLC, 4.600%, 11/02/2047, 144A	10,161,890
7,757,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	7,891,777

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — continued
$17,981,000	Dolphin Energy Ltd. LLC, 5.500%, 12/15/2021, 144A	$19,123,333
18,213,000	OCP S.A., 5.625%, 4/25/2024, 144A	19,214,715
7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,086,910
9,385,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	9,034,940
2,862,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	3,015,369
22,772,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	23,357,218
10,497,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	9,158,632
27,590,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	26,072,550
24,223,000	Tennessee Valley Authority, 4.250%, 9/15/2065	28,063,266
6,160,000	Tennessee Valley Authority, 4.625%, 9/15/2060	7,607,680
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	8,075,476
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	14,383,900

		192,247,656

	Healthcare — 1.1%
33,850,000	CVS Health Corp., 5.050%, 3/25/2048	35,602,982
1,780,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	1,717,700
14,059,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	14,884,966
3,089,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,235,878
7,682,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	7,720,410
10,364,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	10,526,147

		73,688,083

	Hybrid ARMs — 0.0%
53,785	FNMA, 6-month LIBOR + 1.512%, 3.265%, 2/01/2037(b)	55,580

	Independent Energy — 1.1%
4,885,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	4,030,125
13,888,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	14,698,087
13,612,000	QEP Resources, Inc., 5.250%, 5/01/2023	13,102,094
6,862,000	QEP Resources, Inc., 5.375%, 10/01/2022	6,853,423
10,701,000	Range Resources Corp., 5.000%, 8/15/2022	10,353,217
14,696,000	SM Energy Co., 6.125%, 11/15/2022	14,696,000
4,851,000	SM Energy Co., 6.500%, 1/01/2023	4,814,618

		68,547,564

	Industrial Other — 0.3%
5,919,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	6,407,317
9,275,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	8,585,305
3,495,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	3,521,213

		18,513,835

	Media Entertainment — 1.2%
7,430,000	AMC Networks, Inc., 4.750%, 8/01/2025	7,159,771
8,660,000	Discovery Communications LLC, 5.000%, 9/20/2037	8,630,767
8,685,000	Discovery Communications LLC, 5.200%, 9/20/2047	8,666,432
2,405,000	EW Scripps Co. (The), 5.125%, 5/15/2025, 144A	2,236,650
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,653,373
15,635,000	Myriad International Holdings BV, 4.850%, 7/06/2027, 144A	15,946,449

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Media Entertainment — continued
$32,599,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	$34,274,328

		79,567,770

	Metals & Mining — 0.6%
17,322,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	16,759,035
5,097,000	Freeport-McMoRan, Inc., 6.875%, 2/15/2023	5,466,532
12,676,000	Southern Copper Corp., 5.875%, 4/23/2045	14,320,165

		36,545,732

	Midstream — 1.2%
1,600,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	1,544,000
670,000	Energy Transfer Partners LP, 5.150%, 2/01/2043	611,823
6,959,000	Energy Transfer Partners LP, 5.950%, 10/01/2043	6,990,968
10,082,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	10,889,718
1,578,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,746,639
13,236,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	13,760,028
2,745,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	2,929,490
2,555,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,563,055
10,668,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	10,742,319
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	5,047,183
17,979,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	19,236,301

		76,061,524

	Mortgage Related — 18.1%
26,085,434	FHLMC, 3.000%, with various maturities from 2042 to 2046(c)	25,493,942
88,589,479	FHLMC, 3.500%, with various maturities from 2043 to 2048(c)	89,020,243
51,024,867	FHLMC, 4.000%, with various maturities from 2044 to 2048(c)	52,643,519
23,003,544	FHLMC, 4.500%, with various maturities from 2041 to 2047(c)	24,235,957
2,141	FHLMC, 5.500%, 12/01/2018	2,154
13,556	FHLMC, 6.000%, 6/01/2035	15,205
161,293,038	FNMA, 2.500%, with various maturities from 2045 to 2057(c)	151,870,984
132,108,515	FNMA, 3.000%, with various maturities from 2045 to 2057(c)	129,011,866
184,111,885	FNMA, 3.500%, with various maturities from 2042 to 2047(c)	184,993,904
143,351,807	FNMA, 4.000%, with various maturities from 2041 to 2048(c)	147,762,774
36,538,116	FNMA, 4.500%, with various maturities from 2043 to 2047(c)	38,447,335
206,216	FNMA, 6.000%, with various maturities from 2034 to 2037(c)	231,755
21,107	FNMA, 6.500%, with various maturities from 2029 to 2031(c)	23,556
44,351	FNMA, 7.000%, with various maturities in 2030(c)	48,425
26,856	FNMA, 7.500%, with various maturities from 2024 to 2032(c)	29,799
20,864,000	FNMA (TBA), 4.000%, 5/01/2048(d)	21,373,960
119,820,000	FNMA (TBA), 4.500%, 5/01/2048(d)	125,246,998
631,122	GNMA, 1-month LIBOR, 1.952%, 3.515%, 9/20/2063(b)	664,971
149,637	GNMA, 4.120%, 1/20/2063(a)	153,189
139,187	GNMA, 4.287%, 5/20/2063(a)	142,790
10,352,399	GNMA, 4.378%, 12/20/2066(a)	11,054,944
172,790	GNMA, 4.410%, 7/20/2063(a)	178,023
3,073,182	GNMA, 4.413%, 10/20/2066(a)	3,278,424

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$5,379,147	GNMA, 4.426%, 11/20/2066(a)	$5,722,331
4,126,042	GNMA, 4.473%, 10/20/2062(a)	4,202,337
823,748	GNMA, 4.487%, 12/20/2062(a)	840,511
639,600	GNMA, 4.493%, 7/20/2063(a)	658,900
16,355,459	GNMA, 4.510%, with various maturities from 2061 to 2066(a)(c)	16,803,741
4,914,821	GNMA, 4.520%, with various maturities from 2062 to 2064(a)(c)	5,192,377
4,992,736	GNMA, 4.523%, 12/20/2064(a)	5,305,422
4,961,783	GNMA, 4.526%, 6/20/2062(a)	5,028,948
5,159,053	GNMA, 4.527%, 6/20/2066(a)	5,522,588
533,946	GNMA, 4.532%, 5/20/2063(a)	550,046
4,451,838	GNMA, 4.533%, 1/20/2065(a)	4,744,819
3,103,534	GNMA, 4.534%, 9/20/2066(a)	3,328,076
3,588,094	GNMA, 4.535%, 6/20/2066(a)	3,844,433
761,236	GNMA, 4.538%, 8/20/2062(a)	775,628
3,894,160	GNMA, 4.539%, 12/20/2063(a)	4,099,154
2,572,807	GNMA, 4.541%, 2/20/2066(a)	2,750,253
10,950,450	GNMA, 4.542%, 11/20/2062(a)	11,193,472
10,977,690	GNMA, 4.549%, 12/20/2066(a)	11,809,384
2,614,331	GNMA, 4.554%, 1/20/2065(a)	2,779,976
4,917,915	GNMA, 4.556%, with various maturities from 2061 to 2065(a)(c)	5,224,337
1,730,117	GNMA, 4.558%, 6/20/2062(a)	1,762,598
4,547,300	GNMA, 4.564%, 6/20/2066(a)	4,865,547
2,310,905	GNMA, 4.565%, 4/20/2066(a)	2,471,773
5,998,604	GNMA, 4.578%, 10/20/2064(a)	6,358,736
7,897,301	GNMA, 4.594%, 12/20/2064(a)	8,406,359
6,930,468	GNMA, 4.598%, 2/20/2065(a)	7,385,790
5,211,095	GNMA, 4.608%, 3/20/2066(a)	5,591,538
1,677,885	GNMA, 4.611%, 10/20/2062(a)	1,710,918
1,043,838	GNMA, 4.615%, 7/20/2062(a)	1,065,572
3,088,884	GNMA, 4.622%, 3/20/2065(a)	3,294,999
861,348	GNMA, 4.625%, 1/20/2064(a)	912,916
4,542,204	GNMA, 4.638%, 5/20/2062(a)	4,609,336
3,814,680	GNMA, 4.644%, 1/20/2064(a)	4,002,223
1,509,624	GNMA, 4.650%, 1/20/2061(a)	1,530,389
492,402	GNMA, 4.651%, 5/20/2062(a)	500,006
5,364,795	GNMA, 4.669%, 4/20/2062(a)	5,452,325
5,751,377	GNMA, 4.676%, 6/20/2064(a)	6,138,298
204,629	GNMA, 4.678%, 3/20/2062(a)	207,615
605,225	GNMA, 4.700%, with various maturities in 2061(a)(c)	610,366
4,045,433	GNMA, 4.708%, 1/20/2064(a)	4,323,666
336,156	GNMA, 5.500%, 4/15/2038	366,464
61,408	GNMA, 6.000%, with various maturities from 2029 to 2038(c)	68,809
56,890	GNMA, 6.500%, with various maturities from 2029 to 2032(c)	63,636
72,408	GNMA, 7.000%, with various maturities from 2025 to 2029(c)	74,841
10,006	GNMA, 7.500%, with various maturities from 2025 to 2030(c)	10,808
9,030	GNMA, 8.500%, with various maturities from 2020 to 2023(c)	9,062

		1,178,096,040

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Natural Gas — 0.2%
$14,480,000	Infraestructura Energetica Nova, S.A.B. de C.V., 4.875%, 1/14/2048, 144A	$13,502,600

	Non-Agency Commercial Mortgage-Backed Securities — 1.0%
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.126%, 7/10/2046, 144A(a)	1,061,550
10,447,274	Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1-month LIBOR + 1.720%, 3.460%, 10/15/2034, 144A(b)	10,457,715
3,950,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 4.740%, 10/15/2034, 144A(b)	3,958,226
3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.699%, 11/10/2046, 144A(a)	3,145,605
527,331	GP Portfolio Trust, Series 2014-GPP, Class A, 1-month LIBOR + 1.200%, 2.977%, 2/15/2027, 144A(b)	527,427
3,181,000	GP Portfolio Trust, Series 2014-GPP, Class D, 1-month LIBOR + 3.000%, 4.777%, 2/15/2027, 144A(b)	3,185,848
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.399%, 8/10/2044, 144A(a)	6,945,092
11,541,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1-month LIBOR + 1.450%, 3.227%, 8/15/2027, 144A(b)	11,540,978
1,893,298	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 1-month LIBOR + 2.100%, 3.688%, 7/15/2031, 144A(b)	1,892,390
7,018,000	SCG Trust, Series 2013-SRP1, Class B, 1-month LIBOR + 2.500%, 4.527%, 11/15/2026, 144A(b)	6,960,758
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.599%, 11/15/2043, 144A(a)	9,597,647
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.240%, 6/15/2044, 144A(a)	5,705,994

		64,979,230

	Oil Field Services — 1.3%
9,487,000	Ensco PLC, 4.500%, 10/01/2024	7,542,165
7,342,000	Ensco PLC, 5.750%, 10/01/2044	4,974,205
2,447,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,361,967
3,434,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,435,786
23,633,000	Nabors Industries, Inc., 5.100%, 9/15/2023	22,453,950
4,150,000	Nabors Industries, Inc., 5.500%, 1/15/2023	4,057,082
6,195,000	Rowan Cos., Inc., 4.750%, 1/15/2024	5,157,337
4,912,000	Rowan Cos., Inc., 4.875%, 6/01/2022	4,457,640
29,916,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	31,561,428

		86,001,560

	Paper — 0.5%
5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,918,596
21,515,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	22,592,902
1,989,000	WestRock RKT Co., 4.900%, 3/01/2022	2,093,115

		30,604,613

	Pharmaceuticals — 0.3%
6,293,000	Biogen, Inc., 2.900%, 9/15/2020	6,254,605

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — continued
$10,383,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	$9,085,125
2,760,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	2,635,800

		17,975,530

	Property & Casualty Insurance — 0.4%
13,365,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	13,794,016
6,655,000	Radian Group, Inc., 4.500%, 10/01/2024	6,505,263
3,171,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,374,759

		23,674,038

	Refining — 0.4%
28,300,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	28,123,125

	REITs – Mortgage — 0.0%
2,165,000	Starwood Property Trust, Inc., 4.750%, 3/15/2025, 144A	2,110,875

	Retailers — 1.0%
2,235,000	Cumberland Farms, Inc., 6.750%, 5/01/2025, 144A	2,324,400
27,630,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	26,096,535
17,710,000	GameStop Corp., 5.500%, 10/01/2019, 144A	17,820,688
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	9,838,129
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,645,612

		63,725,364

	Sovereigns — 2.9%
25,600,000	Emirate of Abu Dhabi, 2.500%, 10/11/2022, 144A	24,656,640
32,145,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	30,102,957
19,440,000	Kingdom of Saudi Arabia, 4.500%, 10/26/2046, 144A	18,149,534
14,180,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	16,126,003
20,805,000	Republic of Argentina, 7.500%, 4/22/2026	22,198,935
17,300,000	Republic of Argentina, 7.625%, 4/22/2046	17,191,875
8,015,000	Republic of Indonesia, 3.700%, 1/08/2022, 144A	8,040,968
11,125,000	Republic of Oman, 3.875%, 3/08/2022, 144A	10,819,730
40,950,000	State of Kuwait, 3.500%, 3/20/2027, 144A	40,230,099

		187,516,741

	Supranational — 0.0%
13,158,000	International Bank for Reconstruction & Development, 4.000%, 8/16/2018, (MXN)	713,268

	Technology — 1.2%
2,680,000	Cardtronics, Inc./Cardtronic USA, 5.500%, 5/01/2025, 144A	2,525,900
3,000,000	Equifax, Inc., 3.300%, 12/15/2022	2,976,578
5,101,000	Equifax, Inc., 7.000%, 7/01/2037	6,260,321
15,427,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	15,569,721
16,191,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	17,388,675
3,601,000	KLA-Tencor Corp., 3.375%, 11/01/2019	3,628,011
10,996,000	Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	10,901,326
7,255,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,209,487
12,486,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	12,554,798

		79,014,817

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — 27.2%
13,325,000(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	$66,551,705
23,520,333(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	126,707,061
255,280,000	Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	8,322,813
2,530,000	U.S. Treasury Bond, 2.250%, 8/15/2046	2,179,259
2,485,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,259,797
3,110,000	U.S. Treasury Bond, 2.750%, 2/15/2028	3,111,579
6,610,000	U.S. Treasury Bond, 2.875%, 8/15/2045	6,491,227
19,085,000	U.S. Treasury Bond, 2.875%, 11/15/2046	18,716,719
7,963,100	U.S. Treasury Bond, 3.000%, 5/15/2045	8,013,180
324,300	U.S. Treasury Bond, 3.375%, 5/15/2044	348,762
753,700	U.S. Treasury Bond, 3.625%, 2/15/2044	844,527
129,659,754	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(e)(f)	125,013,548
131,271,324	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(e)(f)	130,309,688
171,879,620	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(e)(f)	176,033,405
324,216,097	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018(e)	324,579,151
63,023,593	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(e)(f)	61,573,700
32,404,535	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(e)	31,690,954
68,451,290	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(e)(f)	68,815,425
25,780,000	U.S. Treasury Note, 0.625%, 4/30/2018	25,760,698
13,135,000	U.S. Treasury Note, 0.625%, 6/30/2018	13,096,810
118,770,000	U.S. Treasury Note, 0.750%, 7/31/2018(f)	118,347,809
72,575,000	U.S. Treasury Note, 0.750%, 8/31/2018	72,234,805
35,550,000	U.S. Treasury Note, 0.750%, 9/30/2018	35,343,088
29,180,000	U.S. Treasury Note, 1.125%, 2/28/2019	28,922,395
60,735,000	U.S. Treasury Note, 1.375%, 7/31/2019	60,073,083
45,437,000	U.S. Treasury Note, 2.250%, 2/15/2027	43,670,992
79,775,000	U.S. Treasury Note, 2.250%, 11/15/2027(f)	76,415,724
133,560,000	U.S. Treasury Note, 2.625%, 3/31/2025	133,027,846

		1,768,455,750

	Utility Other — 0.4%
25,420,000	ACWA Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	26,187,176

	Wireless — 1.1%
1,424,000	American Tower Corp., 4.700%, 3/15/2022	1,486,113
16,594,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	16,882,404
20,973,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	20,323,102
14,383,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	14,374,561
3,055,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	3,691,265
11,565,000	Sprint Capital Corp., 6.875%, 11/15/2028	10,784,362
6,835,000	Sprint Corp., 7.625%, 3/01/2026	6,668,910

		74,210,717

	Wirelines — 1.6%
720,000	AT&T, Inc., 4.350%, 6/15/2045	657,956
6,549,000	AT&T, Inc., 4.500%, 3/09/2048	6,086,865
1,615,000	AT&T, Inc., 4.750%, 5/15/2046	1,568,560
7,715,000	AT&T, Inc., 5.250%, 3/01/2037	8,161,503

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$11,815,000	AT&T, Inc., 5.450%, 3/01/2047	$12,540,477
9,515,000	AT&T, Inc., 5.700%, 3/01/2057	10,233,785
11,187,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	11,304,575
15,891,000	Embarq Corp., 7.995%, 6/01/2036	14,977,268
2,301,000	Frontier Communications Corp., 6.875%, 1/15/2025	1,360,466
942,000	Frontier Communications Corp., 7.875%, 1/15/2027	489,840
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,105,300
3,890,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,040,583
23,277,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	24,745,803
4,280,000	Verizon Communications, Inc., 2.450%, 11/01/2022	4,110,808

		105,383,789

	Total Bonds and Notes (Identified Cost $5,958,617,851)	5,867,041,613

Senior Loans — 3.6%
	Automotive — 0.2%
9,033,892	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 5.000%, 6.984%, 5/19/2023(b)	9,101,646
1,487,781	Visteon Corp., 2017 Repriced Term Loan, 3-month LIBOR + 2.000%, 3.833%, 3/24/2024(b)	1,498,478

		10,600,124

	Chemicals — 0.3%
1,816,275	Ashland, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 3.785%, 5/17/2024(g)	1,827,627
14,104,125	H.B. Fuller Co., 2017 Term Loan B, 1-month LIBOR + 2.250%, 4.072%, 10/20/2024(b)	14,165,901
4,218,800	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 4.877%, 8/08/2024(b)	4,239,894

		20,233,422

	Consumer Products — 0.5%
11,418,958	Coty, Inc., 2018 USD Term Loan B, 3/26/2025(h)	11,404,685
23,390,765	Serta Simmons Bedding LLC, 1st Lien Term Loan, 3-month LIBOR + 3.500%, 5.216%, 11/08/2023(g)	21,110,165

		32,514,850

	Electric — 0.5%
16,054,458	AES Corp., 2018 Term Loan B, 5/24/2022(h)	16,057,348
15,706,350	AES Corp., 2017 Term Loan B, 3-month LIBOR + 2.000%, 3.944%, 5/24/2022(b)	15,709,177

		31,766,525

	Food & Beverage — 0.2%
15,017,072	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1-month LIBOR + 2.000%, 3.880%, 5/24/2024(b)	15,039,598

	Gaming — 0.1%
4,521,668	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 3.880%, 12/27/2024(b)	4,532,972

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Leisure — 0.0%
$3,237,300	AMC Entertainment, Inc., New Term Loan B, 1-month LIBOR + 2.250%, 4.027%, 12/15/2023(b)	$3,244,033

	Media Entertainment — 0.2%
7,645,838	CBS Radio, Inc., 2017 Term Loan B, 3-month LIBOR + 2.750%, 4.623%, 11/17/2024(b)	7,676,115
3,530,160	Lamar Media Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 3.563%, 2/16/2025(b)	3,534,573
5,680,000	Meredith Corp., Term Loan B, 1-month LIBOR + 3.000%, 4.877%, 1/31/2025(b)	5,711,240

		16,921,928

	Midstream — 0.2%
11,835,014	Energy Transfer Equity LP, USD 2017 Term Loan B, 1-month LIBOR + 2.000%, 3.854%, 2/02/2024(b)	11,805,427

	Packaging — 0.1%
1,070,000	Crown Holdings, Inc., 2018 Term Loan B, 1/29/2025(h)	1,079,192
2,751,175	Plastipak Packaging, Inc., Term Loan B, 1-month LIBOR + 2.750%, 4.630%, 10/14/2024(b)	2,763,555

		3,842,747

	Pharmaceuticals — 0.1%
9,499,050	Change Healthcare Holdings, Inc., 2017 Term Loan B, 1-month LIBOR + 2.750%, 4.627%, 3/01/2024(b)	9,519,283

	Property & Casualty Insurance — 0.0%
2,756,150	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.302%, 5/16/2024(b)	2,760,753

	Restaurants — 0.2%
10,815,147	1011778 B.C. Unlimited Liability Co., Term Loan B3, LIBOR + 2.250%, 4.294%, 2/16/2024(i)	10,817,418

	Retailers — 0.5%
3,017,438	Hanesbrands, Inc., 2017 Term Loan B, 1-month LIBOR + 1.750%, 3.627%, 12/15/2024(b)	3,028,753
14,553,087	Michaels Stores, Inc., 2016 Term Loan B1, 1-month LIBOR + 2.750%, 4.589%, 1/30/2023(g)	14,616,829
16,314,113	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 5.787%, 9/12/2024(b)	16,146,893

		33,792,475

	Technology — 0.2%
5,085,392	First Data Corp., 2022 USD Term Loan, 1-month LIBOR + 2.250%, 4.122%, 7/08/2022(b)	5,092,257
4,420,839	First Data Corp., 2024 USD Term Loan, 1-month LIBOR + 2.250%, 4.122%, 4/26/2024(b)	4,425,835
1,994,851	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 3.877%, 2/22/2024(b)	2,000,117

		11,518,209

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — 0.3%
$8,248,132	Consolidated Communications, Inc., 2016 Term Loan B, 1-month LIBOR + 3.000%, 4.880%, 10/04/2023(b)	$8,128,782
10,284,063	Level 3 Financing, Inc., 2017 Term Loan B, 1-month LIBOR + 2.250%, 4.111%, 2/22/2024(b)	10,301,751

		18,430,533

	Total Senior Loans (Identified Cost $238,878,761)	237,340,297

Shares
Preferred Stocks — 0.3%
	Cable Satellite — 0.3%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A (Identified Cost $18,210,290)	18,221,612

Common Stocks — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
77,870	Paragon Offshore Ltd., Litigation Units, Class A(j)(k)	83,087
116,805	Paragon Offshore Ltd., Litigation Units, Class B(j)(k)	3,445,748

	Total Common Stocks (Identified Cost $9,028,819)	3,528,835

Principal Amount (‡)
Short-Term Investments — 7.9%
$157,845,000	Federal Home Loan Bank Discount Notes, 1.465%-1.610%, 4/02/2018(l)(m)	157,845,000
80,632,794	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $80,640,857 on 4/02/2018 collateralized by $82,310,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $82,252,383 including accrued interest (Note 2 of Notes to Financial Statements)	80,632,794
45,115,000	U.S. Treasury Bills, 1.570%-1.577%, 5/17/2018(l)(m)	45,022,420
125,310,000	U.S. Treasury Bills, 1.617%-1.630%, 5/24/2018(l)(m)	125,011,205
106,105,000	U.S. Treasury Bills, 1.726%-1.737%, 6/14/2018(l)(m)	105,748,317

	Total Short-Term Investments (Identified Cost $514,234,103)	514,259,736

	Total Investments — 102.3% (Identified Cost $6,738,969,824)	6,640,392,093
	Other assets less liabilities — (2.3)%	(149,080,374)

	Net Assets — 100.0%	$6,491,311,719

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(e)	Treasury Inflation Protected Security (TIPS).
(f)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(g)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2018.
(h)	Position is unsettled. Contract rate was not determined at March 31, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2018. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(j)	Non-income producing security.
(k)	Securities subject to restriction on resale. At March 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	$429,948	$83,087	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	8,598,870	3,445,748	0.1%

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $1,367,859,579 or 21.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
TBA	To Be Announced

EUR	Euro
MXN	Mexican Peso
UYU	Uruguayan Peso

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA	5/29/2018	MXN	B	425,610,000	23,026,981	$23,208,317	$181,336
Bank of America, N.A.	6/20/2018	EUR	S	13,144,000	16,302,240	16,264,961	37,279
HSBC Bank USA	5/29/2018	MXN	S	425,610,000	22,514,283	23,208,317	(694,034)

Total							$(475,419)

Industry Summary at March 31, 2018 (Unaudited)

Treasuries	27.2%
Mortgage Related	18.1
Banking	7.3
Government Owned - No Guarantee	3.0
Sovereigns	2.9
ABS Car Loan	2.5
Finance Companies	2.1
Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	29.3
Short-Term Investments	7.9

Total Investments	102.3
Other assets less liabilities (including forward foreign currency contracts)	(2.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

ASSETS
Investments at cost	$6,738,969,824
Net unrealized depreciation	(98,577,731)

Investments at value	6,640,392,093
Cash	3,417,590
Due from brokers (Note 2)	540,000
Receivable for Fund shares sold	11,203,549
Receivable for securities sold	312,962,186
Receivable for when-issued/delayed delivery securities sold (Note 2)	279,881,375
Interest receivable	41,939,613
Unrealized appreciation on forward foreign currency contracts (Note 2)	218,615
Tax reclaims receivable	15,030
Prepaid expenses (Note 8)	695

TOTAL ASSETS	7,290,570,746

LIABILITIES
Payable for securities purchased	364,172,707
Payable for when-issued/delayed delivery securities purchased (Note 2)	426,095,509
Payable for Fund shares redeemed	5,537,877
Unrealized depreciation on forward foreign currency contracts (Note 2)	694,034
Management fees payable (Note 6)	1,771,367
Deferred Trustees’ fees (Note 6)	458,938
Administrative fees payable (Note 6)	245,336
Payable to distributor (Note 6d)	92,456
Other accounts payable and accrued expenses	190,803

TOTAL LIABILITIES	799,259,027

NET ASSETS	$6,491,311,719

NET ASSETS CONSIST OF:
Paid-in capital	$6,727,915,122
Distributions in excess of net investment income	(12,865,583)
Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency transactions	(124,782,103)
Net unrealized depreciation on investments, forward foreign currency contracts and foreign currency translations	(98,955,717)

NET ASSETS	$6,491,311,719

See accompanying notes to financial statements.

23  |

Statement of Assets and Liabilities (continued)

March 31, 2018 (Unaudited)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$636,260,146

Shares of beneficial interest	49,943,614

Net asset value and redemption price per share	$12.74

Offering price per share (100/95.75 of net asset value) (Note 1)	$13.31

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$221,604,395

Shares of beneficial interest	17,394,504

Net asset value and offering price per share	$12.74

Class N shares:
Net assets	$1,806,860,731

Shares of beneficial interest	140,657,648

Net asset value, offering and redemption price per share	$12.85

Class Y shares:
Net assets	$3,826,586,447

Shares of beneficial interest	298,037,441

Net asset value, offering and redemption price per share	$12.84

See accompanying notes to financial statements.

|  24

Statement of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$107,328,160

Expenses
Management fees (Note 6)	10,518,826
Service and distribution fees (Note 6)	2,000,089
Administrative fees (Note 6)	1,440,947
Trustees’ fees and expenses (Note 6)	122,006
Transfer agent fees and expenses (Notes 6 and 7)	2,197,711
Audit and tax services fees	23,991
Custodian fees and expenses	154,278
Legal fees	58,511
Registration fees	100,464
Shareholder reporting expenses	172,271
Miscellaneous expenses (Note 8)	98,137

Total expenses	16,887,231

Net investment income	90,440,929

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(11,377,824)
Forward foreign currency contracts (Note 2d)	1,942,048
Foreign currency transactions (Note 2c)	(149,360)
Net change in unrealized appreciation (depreciation) on:
Investments	(84,572,295)
Forward foreign currency contracts (Note 2d)	(1,514,581)
Foreign currency translations (Note 2c)	139,787

Net realized and unrealized loss on investments, forward foreign currency contracts and foreign currency transactions	(95,532,225)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,091,296)

See accompanying notes to financial statements.

25  |

Statement of Changes in Net Assets

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income	$90,440,929	$147,847,656
Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency transactions	(9,585,136)	2,014,589
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	(85,947,089)	(25,302,959)

Net increase (decrease) in net assets resulting from operations	(5,091,296)	124,559,286

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(9,905,558)	(18,803,246)
Class C	(2,668,784)	(5,174,206)
Class N	(29,703,871)	(58,740,189)
Class Y	(62,877,435)	(90,552,059)

Total distributions	(105,155,648)	(173,269,700)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	45,621,289	418,423,155

Net increase (decrease) in net assets	(64,625,655)	369,712,741
NET ASSETS
Beginning of the period	6,555,937,374	6,186,224,633

End of the period	$6,491,311,719	$6,555,937,374

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(12,865,583)	$1,849,136

See accompanying notes to financial statements.

|  26

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$12.96		$13.06	$12.34	$13.18	$12.71		$13.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.28	0.37	0.37	0.42		0.44
Net realized and unrealized gain (loss)	(0.19)		(0.04)	0.71	(0.77)	0.51		(0.51)

Total from Investment Operations	(0.03)		0.24	1.08	(0.40)	0.93		(0.07)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.34)	(0.36)	(0.36)	(0.46)		(0.55)
Net realized capital gains	—		—	—	(0.08)	(0.00	)(b)	(0.19)

Total Distributions	(0.19)		(0.34)	(0.36)	(0.44)	(0.46)		(0.74)

Net asset value, end of the period	$12.74		$12.96	$13.06	$12.34	$13.18		$12.71

Total return(c)	(0.20	)%(d)	1.86%	8.90%	(3.13)%	7.43%		(0.61)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$636,260		$676,892	$776,566	$912,662	$642,784		$436,199
Net expenses	0.73	%(e)	0.73%	0.73%	0.74%	0.79	%(f)	0.79%
Gross expenses	0.73	%(e)	0.73%	0.73%	0.74%	0.79	%(f)	0.79%
Net investment income	2.57	%(e)	2.19%	2.91%	2.87%	3.19%		3.29%
Portfolio turnover rate	94%		195%	143%	175%	122%		107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

27  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$12.96		$13.06	$12.33	$13.18	$12.72		$13.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.19	0.27	0.27	0.32		0.34
Net realized and unrealized gain (loss)	(0.19)		(0.05)	0.73	(0.77)	0.50		(0.51)

Total from Investment Operations	(0.07)		0.14	1.00	(0.50)	0.82		(0.17)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.24)	(0.27)	(0.27)	(0.36)		(0.45)
Net realized capital gains	—		—	—	(0.08)	(0.00	)(b)	(0.19)

Total Distributions	(0.15)		(0.24)	(0.27)	(0.35)	(0.36)		(0.64)

Net asset value, end of the period	$12.74		$12.96	$13.06	$12.33	$13.18		$12.72

Total return(c)	(0.58	)%(d)	1.08%	8.17%	(3.86)%	6.54%		(1.36)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$221,604		$248,687	$321,626	$354,285	$256,307		$232,034
Net expenses	1.48	%(e)	1.48%	1.48%	1.49%	1.54	%(f)	1.54%
Gross expenses	1.48	%(e)	1.48%	1.48%	1.49%	1.54	%(f)	1.54%
Net investment income	1.81	%(e)	1.44%	2.16%	2.11%	2.46%		2.54%
Portfolio turnover rate	94%		195%	143%	175%	122%		107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  28

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$13.06		$13.17	$12.44	$13.28	$12.80		$13.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.33	0.41	0.42	0.46		0.32
Net realized and unrealized gain (loss)	(0.18)		(0.06)	0.73	(0.78)	0.52		(0.59)

Total from Investment Operations	0.01		0.27	1.14	(0.36)	0.98		(0.27)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.38)	(0.41)	(0.40)	(0.50)		(0.36)
Net realized capital gains	—		—	—	(0.08)	(0.00	)(b)	—

Total Distributions	(0.22)		(0.38)	(0.41)	(0.48)	(0.50)		(0.36)

Net asset value, end of the period	$12.85		$13.06	$13.17	$12.44	$13.28		$12.80

Total return	0.05	%(c)	2.12%	9.33%	(2.82)%	7.81%		(2.02	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,806,861		$1,784,150	$2,134,113	$2,209,110	$105,514		$19,247
Net expenses	0.39	%(d)	0.39%	0.39%	0.40%	0.46%		0.44	%(d)
Gross expenses	0.39	%(d)	0.39%	0.39%	0.40%	0.46%		0.44	%(d)
Net investment income	2.91	%(d)	2.53%	3.25%	3.27%	3.42%		3.81	%(d)
Portfolio turnover rate	94%		195%	143%	175%	122%		107%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

29  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$13.06		$13.16	$12.43	$13.27	$12.80		$13.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.31	0.40	0.41	0.45		0.47
Net realized and unrealized gain (loss)	(0.19)		(0.04)	0.73	(0.78)	0.51		(0.51)

Total from Investment Operations	(0.01)		0.27	1.13	(0.37)	0.96		(0.04)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.37)	(0.40)	(0.39)	(0.49)		(0.58)
Net realized capital gains	—		—	—	(0.08)	(0.00	)(b)	(0.19)

Total Distributions	(0.21)		(0.37)	(0.40)	(0.47)	(0.49)		(0.77)

Net asset value, end of the period	$12.84		$13.06	$13.16	$12.43	$13.27		$12.80

Total return	(0.07	)%(c)	2.10%	9.22%	(2.89)%	7.65%		(0.35)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,826,586		$3,846,208	$2,953,919	$3,137,371	$1,310,824		$627,617
Net expenses	0.48	%(d)	0.48%	0.48%	0.49%	0.54	%(e)	0.54%
Gross expenses	0.48	%(d)	0.48%	0.48%	0.49%	0.54	%(e)	0.54%
Net investment income	2.82	%(d)	2.43%	3.15%	3.14%	3.42%		3.54%
Portfolio turnover rate	94%		195%	143%	175%	122%		107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  30

Notes to Financial Statements

March 31, 2018 (Unaudited)

1.  Organization.  Natixis Funds Trust I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Core Plus Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares. Class T shares of the Fund are not currently available for purchase.

Class A shares are sold with a maximum front-end sales charge of 4.25%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to

31  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market

|  32

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses

33  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

During the six months ended March 31, 2018, the amount of income available to be distributed by the Fund has been reduced by $202,068 as a result of losses arising from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  When-Issued and Delayed Delivery Transactions.  The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made

|  34

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

f.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2018 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets

35  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

g.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, premium amortization and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency contracts mark-to-market, corporate actions and treasury inflation-protected bonds. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2017 was as follows:

2017 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$173,269,700	$—	$173,269,700

As of September 30, 2017, capital loss carryforwards were as follows:

Capital loss carryforward:
Long-term:
No expiration date	$(77,584,753)

|  36

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

As of March 31, 2018, unrealized depreciation on a tax basis was approximately as follows:

Unrealized depreciation
Investments	$(95,626,428)
Foreign currency translations	(38,118,815)

Total unrealized depreciation	$(133,745,243)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

As of March 31, 2018, the federal tax cost of investments (including derivatives) and unrealized appreciation (depreciation) on a tax basis were as follows:

Federal tax cost	$6,773,759,350

Gross tax appreciation	82,015,259
Gross tax depreciation	(215,857,936)

Net tax depreciation	$(133,842,677)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

Differences between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

h.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

i.  Due from Brokers.  Transactions and positions in certain forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. The due from broker balance in the Statement of Assets and

37  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Liabilities for the Fund represents cash pledged as collateral for forward foreign currency contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

j.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2018, the Fund did not loan securities under this agreement.

k.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

|  38

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$5,867,041,613	$—	$5,867,041,613
Senior Loans(a)	—	237,340,297	—	237,340,297
Preferred Stocks(a)	—	18,221,612	—	18,221,612
Common Stocks(a)	—	3,528,835	—	3,528,835
Short-Term Investments	—	514,259,736	—	514,259,736

Total Investments	—	6,640,392,093	—	6,640,392,093

Forward Foreign Currency Contracts (unrealized appreciation)	—	218,615	—	218,615

Total	$—	$6,640,610,708	$—	$6,640,610,708

39  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(694,034)	$—	$(694,034)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or March 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Home Equity	$2,967,183	$—	$—	$—	$—
Common Stocks
Oil, Gas & Consumable Fuels	3,535,259	—	(7,331,433)	9,483,316	—

Total	$6,502,442	$—	$(7,331,433)	$9,483,316	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Bonds and Notes
ABS Home Equity	$—	$—	$(2,967,183)	$—	$—
Common Stocks
Oil, Gas & Consumable Fuels	(3,417,270)	—	(2,269,872)	—	—

Total	$(3,417,270)	$—	$(5,237,055)	$—	$—

A debt security valued at $2,967,183 was transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent

|  40

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

pricing service was unable to price the security. At March 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Common stocks valued at $2,269,872 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At March 31, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended March 31, 2018, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund as of March 31, 2018, as reflected within the Statement of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives Foreign exchange contracts	$218,615

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(694,034)

41  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Transactions in derivative instruments for the Fund during the six months ended March 31, 2018, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$1,942,048

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$(1,514,581)

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2018:

Forwards
Average Notional Amount Outstanding	0.89%
Highest Notional Amount Outstanding	1.78%
Lowest Notional Amount Outstanding	0.55%
Notional Amount Outstanding as of March 31, 2018	0.97%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statement of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statement of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral,

|  42

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities.

As of March 31, 2018, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements by counterparty, are as follows:

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$37,279	$—	$37,279	$—	$37,279
HSBC Bank USA	181,336	(181,336)	—	—	—

	$218,615	$(181,336)	$37,279	$—	$37,279

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
HSBC Bank USA	$(694,034)	$181,336	$(512,698)	$512,698	$—

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the

43  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$758,615	$64,581

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2018, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $340,828,408 and $469,249,191, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $5,161,521,452 and $5,109,471,348 respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $100 million	Next $1.9 billion	Over $2 billion
0.2000%	0.1875%	0.1500%

Natixis Advisors, L.P. (“Natixis Advisors”) serves as the advisory administrator to the Fund. Under the terms of the advisory administration agreement, the Fund pays an

|  44

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

Percentage of Average Daily Net Assets
First $100 million	Next $1.9 billion	Over $2 billion
0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statement of Operations as management fees.

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until January 31, 2019, may be terminated before then only with the consent of the Fund’s Board of Trustees and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2018 the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
0.80%	1.55%	0.50%	0.55%

Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for the Fund.

Loomis Sayles (and Natixis Advisors) shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

45  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, the management fees for the Fund were $5,259,413 (effective rate of 0.16% of average daily net assets) and the advisory administration fees for the Fund were $5,259,413 (effective rate of 0.16% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2018 under the terms of the expense limitation agreement.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”), and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2018, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$817,139	$295,737	$887,213

|  46

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2018, the administrative fees for the Fund were $1,440,947.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $2,094,316.

As of March 31, 2018, the Fund owes Natixis Distribution $92,456 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution were $14,308 for the six months ended March 31, 2018.

47  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review Committee and Audit Committee each received an additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

|  48

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

g.  Affiliated Ownership.  As of March 31, 2018, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.11% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2018, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

Transfer Agent Fees and Expenses
Class A	Class C	Class N	Class Y
$302,551	$109,442	$3,672	$1,782,046

8.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

For the six months ended March 31, 2018, the Fund had no borrowings under this agreement.

Effective April 12, 2018, the line of credit with Citibank, N.A. expired, and the Funds, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the

49  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of March 31, 2018, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
2	14.80%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

|  50

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,349,893	$94,458,964	15,637,589	$200,524,829
Issued in connection with the reinvestment of distributions	575,464	7,391,910	1,096,132	14,055,453
Redeemed	(10,221,458)	(131,534,291)	(23,948,162)	(307,193,196)

Net change	(2,296,101)	$(29,683,417)	(7,214,441)	$(92,612,914)

Class C
Issued from the sale of shares	780,615	$10,059,640	2,666,260	$34,096,004
Issued in connection with the reinvestment of distributions	153,679	1,974,545	274,196	3,515,725
Redeemed	(2,732,947)	(35,118,629)	(8,376,149)	(107,455,917)

Net change	(1,798,653)	$(23,084,444)	(5,435,693)	$(69,844,188)

Class N
Issued from the sale of shares	15,811,429	$205,220,646	36,906,742	$477,388,476
Issued in connection with the reinvestment of distributions	2,158,221	27,936,744	4,277,091	55,301,834
Redeemed	(13,880,969)	(180,418,296)	(66,708,809)	(863,318,144)

Net change	4,088,681	$52,739,094	(25,524,976)	$(330,627,834)

Class Y
Issued from the sale of shares	41,368,933	$536,270,208	133,206,431	$1,727,593,992
Issued in connection with the reinvestment of distributions	4,087,057	52,901,663	5,875,066	75,988,250
Redeemed	(41,973,867)	(543,521,815)	(68,988,183)	(892,074,151)

Net change	3,482,123	$45,650,056	70,093,314	$911,508,091

Increase (decrease) from capital share transactions	3,476,050	$45,621,289	31,918,204	$418,423,155

51  |

Additional Information

Special Meeting of Shareholders. (Unaudited)

A special meeting of shareholders of the Trust was held on December 4, 2017 to consider a proposal to elect thirteen Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Natixis Funds Trust I

Kevin P. Charleston	370,772,225.201	2,295,844.378
Kenneth A. Drucker	370,283,839.168	2,784,230.411
Edmond J. English	370,659,753.916	2,408,315.663
David L. Giunta	370,784,195.912	2,283,873.667
Richard A. Goglia	370,460,463.208	2,607,606.371
Wendell J. Knox	370,534,122.392	2,533,947.187
Martin T. Meehan	370,538,829.643	2,529,239.936
Maureen B. Mitchell	370,919,944.816	2,148,124.763
Sandra O. Moose**	370,426,616.935	2,641,452.644
James P. Palermo	370,643,215.858	2,424,853.721
Erik R. Sirri	370,711,200.752	2,356,868.827
Peter J. Smail	370,588,393.592	2,479,675.987
Cynthia L. Walker	370,711,120.477	2,356,949.102

*	Trust-wide voting results.

**	Ms. Moose retired as a Trustee effective January 1, 2018.

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.
(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a)	(3)	Not applicable.
(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 21, 2018

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 21, 2018